ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	BIOTECH & PHARMA - 82.7%
180,000	2seventy bio, Inc.(a)	$ 1,821,600
50,000	ACADIA Pharmaceuticals, Inc.(a)	1,197,500
778,000	ADC Therapeutics S.A.(a)	1,672,700
35,000	Alkermes plc(a)	1,095,500
585,000	Amarin Corp plc - ADR(a)	696,150
132,500	Amicus Therapeutics, Inc.(a)	1,664,200
108,000	Amylyx Pharmaceuticals, Inc.(a)	2,329,560
292,500	Arcutis Biotherapeutics, Inc.(a)	2,787,525
2,250	Argenx S.E. - ADR(a)	876,893
50,000	Aurinia Pharmaceuticals, Inc.(a)	484,000
570,000	BioCryst Pharmaceuticals, Inc.(a)	4,012,800
16,500	BioMarin Pharmaceutical, Inc.(a)	1,430,220
15,000	Celldex Therapeutics, Inc.(a)	508,950
912,500	Coherus Biosciences, Inc.(a)	3,896,375
49,500	Collegium Pharmaceutical, Inc.(a)	1,063,755
47,000	Crinetics Pharmaceuticals, Inc.(a)	846,940
15,000	Cymabay Therapeutics, Inc.(a)	164,250
110,000	Day One Biopharmaceuticals, Inc.(a)	1,313,400
77,500	Deciphera Pharmaceuticals, Inc.(a)	1,091,200
110,000	Dynavax Technologies Corporation(a)	1,421,200
295,000	Elanco Animal Health, Inc.(a)	2,967,700
80,000	EQRx, Inc.(a)	148,800
33,000	Exelixis, Inc.(a)	630,630
99,000	Galapagos N.V. - ADR(a)	4,025,340
8,500	Gilead Sciences, Inc.	655,095
50,000	GSK plc - ADR	1,782,000
118,000	Harmony Biosciences Holdings, Inc.(a)	4,152,420
25,500	Horizon Therapeutics plc(a)	2,622,675
95,000	Insmed, Inc.(a)	2,004,500
25,500	Intra-Cellular Therapies, Inc.(a)	1,614,660
157,500	Ironwood Pharmaceuticals, Inc.(a)	1,675,800
63,000	iTeos Therapeutics, Inc.(a)	834,120
40,750	Jazz Pharmaceuticals plc(a)	5,051,777
135,000	KalVista Pharmaceuticals, Inc.(a)	1,215,000

ALPHACENTRIC LIFESCI HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	BIOTECH & PHARMA - 82.7% (Continued)
810,000	Karyopharm Therapeutics, Inc.(a)	$ 1,449,900
110,000	Kiniksa Pharmaceuticals Ltd.(a)	1,548,800
185,000	MorphoSys A.G. - ADR(a)	1,381,950
36,500	Neurocrine Biosciences, Inc.(a)	3,441,950
345,000	Nuvation Bio, Inc.(a)	621,000
56,500	Pacira BioSciences, Inc.(a)	2,263,955
130,000	Phathom Pharmaceuticals, Inc.(a)	1,861,600
70,000	Point Biopharma Global, Inc.(a)	634,200
28,500	Ultragenyx Pharmaceutical, Inc.(a)	1,314,705
47,500	uniQure N.V.(a)	544,350
9,000	United Therapeutics Corporation(a)	1,986,750
152,500	UroGen Pharma Ltd.(a)	1,578,375
150,000	Verastem, Inc.(a)	1,116,000
55,000	Verona Pharma plc - ADR(a)	1,162,700
55,000	Viatris, Inc.	548,900
35,500	Viridian Therapeutics, Inc.(a)	844,545
		82,054,915
	HEALTH CARE FACILITIES & SERVICES - 7.6%
282,500	AdaptHealth Corporation(a)	3,438,025
40,000	Centene Corporation(a)	2,698,000
39,000	Fulgent Genetics, Inc.(a)	1,444,170
		7,580,195
	MEDICAL EQUIPMENT & DEVICES - 4.3%
93,500	Embecta Corporation	2,019,600
23,000	Lantheus Holdings, Inc.(a)	1,930,160
4,000	Medtronic PLC	352,400
		4,302,160
	RETAIL - CONSUMER STAPLES - 3.8%
95,000	PetIQ, Inc.(a)	1,441,150
80,000	Walgreens Boots Alliance, Inc.	2,279,200
		3,720,350

	TOTAL COMMON STOCKS (Cost $99,470,105)	97,657,620

ALPHACENTRIC LIFESCI HEALTHCARE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
300,000	Amryt Pharma, Plc. - CVR(a) (d) (e)	12/31/2024	$ 0.50	$ –
300,000	Amryt Pharma, Plc. - CVR(a) (d) (e)	12/31/2024	$ 0.50	–
	TOTAL RIGHT (Cost $0)			–

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
1	Fidelity Government Portfolio, Class I, 4.98%(c)			1
2,941,090	First American Treasury Obligations Fund, Class X, 5.03%(c)			2,941,090
	TOTAL MONEY MARKET FUNDS (Cost $2,941,091)			2,941,091

	TOTAL INVESTMENTS - 101.4% (Cost $102,411,196)			$ 100,598,711
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(1,393,519)
	NET ASSETS - 100.0%			$ 99,205,192

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(d)	Illiquid security. The total fair value of these securities as of June 30, 2023 was $0, representing 0.0% of net assets.
(e)	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.